DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2013
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	THERMOENERGY CORP
Entity Central Index Key	0000884504
Entity Filer Category	Smaller Reporting Company